                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number:    28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adrian Bruengger

Title:   SIGNING AUTHORITY
         ----------------
Phone:   41 (01) 267 67 00

Signature, Place, and Date of Signing:  /s/ Adrian Bruengger
                                        ---------------------------------------
                                        Schaffhausen, Switzerland, May 13, 2004

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

      Name

      Biotech Focus N.V.

      Biotech Invest N.V.

      Biotech Target N.V.

      Biotech Growth N.V.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total:  $1,385,179
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus N.V.

      2     Biotech Invest N.V.

      3     Biotech Target N.V.

      4     Biotech Growth N.V.

                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

      COLUMN 1        COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
      --------        --------  --------   --------        --------         --------   -------         --------

                        TITLE               VALUE     SHS OR    SH/   PUT/  INVESTMENT OTHER       VOTING AUTHORITY
   NAME OF ISSUER     OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED  NONE
   --------------     --------    -----    --------   -------   ---   ----  ---------- --------    ----    ------  ----

Amgen Inc.              COM     031162100   191,895  3,300,000   SH          DEFINED      1     3,300,000   NONE   NONE

AtheroGenics, Inc.      COM     047439104    13,722    600,000   SH          DEFINED      3       600,000   NONE   NONE

Biogen Idec Inc.        COM     09062X103   144,560  2,600,000   SH          DEFINED      1     2,600,000   NONE   NONE

Celgene Corporation     COM     151020104   152,480  3,200,000   SH          DEFINED      2     3,200,000   NONE   NONE

Cell Therapeutics,      COM     150934107    25,380  3,000,000   SH          DEFINED      3     3,000,000   NONE   NONE
Inc.

DURECT Corporation      COM     266605104     7,644  2,254,957   SH          DEFINED      3     2,254,957   NONE   NONE

EyeTech                 COM     302297106   115,415  3,476,362   SH          DEFINED      4     3,476,362   NONE   NONE
Pharmaceuticals,
Inc.

Genzyme Corporation     COM     372917104    93,560  2,000,000   SH          DEFINED      1     2,000,000   NONE   NONE

Gilead Sciences,        COM     375558103   166,350  3,000,000   SH          DEFINED      1     3,000,000   NONE   NONE
Inc.

ICOS Corporation        COM     449295104    73,860  2,000,000   SH          DEFINED      3     2,000,000   NONE   NONE

Ligand                  COM     53220K207    70,350  3,500,000   SH          DEFINED      2     3,500,000   NONE   NONE
Pharmaceuticals
Incorporated

Pozen Inc.              COM     73941U102    38,696  2,800,000   SH          DEFINED      3     2,800,000   NONE   NONE

Sepracor Inc.           COM     817315104   144,300  3,000,000   SH          DEFINED      1     3,000,000   NONE   NONE

The Medicines           COM     584688105   129,616  4,024,075   SH          DEFINED      3     4,024,075   NONE   NONE
Company

Virologic, Inc.         COM     92823R201    17,351  5,726,430   SH          DEFINED     3,4    5,726,430   NONE   NONE